Interest-bearing Loans and Borrowings - Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	$ 12,215	$ 15,827
Undrawn committed facilities	4,400	4,055
Within 1 year [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	1,257	6,616
Undrawn committed facilities	10
Between1 and 2 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	467	1,074
Undrawn committed facilities	5	13
Between 2 and 3 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	1,552	432
Undrawn committed facilities	61	5
Between 3 and 4 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	733	867
Undrawn committed facilities		57
Between 4 and 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	1,320	672
Undrawn committed facilities	4,294	3,932
After 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	$ 6,886	6,166
Undrawn committed facilities		$ 48